Amount and Location of Gains (Losses) Recognized in Income for Derivatives Not Designated or Qualifying as Hedging Instruments (Detail) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Policyholders' benefits			$ 216,543	$ 449,118	$ 351,744
Equity-indexed life contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Policyholders' benefits			90	(121)	956
Derivatives not designated as accounting hedging instruments | Equity Options
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized Investment Gains (Losses)			15,230	2,472	(7,557)
Derivatives not designated as accounting hedging instruments | Future
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized Investment Gains (Losses)			2,187	884	(1,651)
Derivatives not designated as accounting hedging instruments | Interest Rate Swap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Realized Investment Gains (Losses)				500
Derivatives not designated as accounting hedging instruments | Equity-indexed annuity contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Policyholders' benefits			$ (5,622)	$ 8,267	$ (478)
Derivatives not designated as accounting hedging instruments | Predecessor | Life and Annuity Insurance Product Line
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Interest Credited	[1]	$ 16,427
Policyholders' benefits	[1]	$ 946

[1]	Prior to April 1, 2014, these amounts were ceded in accordance with the Company's reinsurance agreements.